Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2022 and 2021 consist of the following:

(in thousands)	Notes	2022	2021
Fair value of derivative instruments	(14)	$111,252	$181,858
Payroll and related accruals		99,885	100,756
Deferred revenue	(4)	69,000	63,368
Accrued expenses		62,469	54,271
Other liabilities		54,548	66,589
Operating lease liabilities	(12)	22,220	22,048
Cash collateral	(14)	21,755	9,200
Income taxes payable	(17)	13,980	27,669
Accrued royalties	(20)	12,877	12,559
Accrued contingent consideration and milestone payments	(15)	8,181	24,100
Accrued interest on long-term debt	(16)	5,431	4,488
Restructuring accruals	(6)	4,639	1,714
Total accrued and other current liabilities		$486,237	$568,620